Lease (Details) - Schedule of lease term and discount rate	Sep. 30, 2022	Dec. 31, 2021
Schedule Of Lease Term And Discount Rate Abstract
Weighted-average remaining lease term - year	1 year 9 months	2 years 6 months
Weighted-average discount rate (%)	4.90%	4.90%